UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09469

        Nuveen Virginia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Virginia Dividend Advantage Municipal Fund (NGB) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples - 4.7% (3.2% of Total Investments)
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
$85	5.000%, 5/15/22	5/11 at 100.00	Baa3	$86,602
850	5.400%, 5/15/31	5/11 at 100.00	Baa3	873,630
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series
	2005:
550	5.250%, 6/01/19	6/15 at 100.00	BBB	571,005
725	5.500%, 6/01/26	6/15 at 100.00	BBB	755,769

	Education and Civic Organizations - 13.7% (9.4% of Total Investments)
500	Danville Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Averett	3/11 at 102.00	N/R	515,090
	University, Series 2001, 6.000%, 3/15/22
500	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue	10/13 at 101.00	A3	530,605
	Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
850	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement	10/09 at 101.00	A3	929,841
	Bonds, Series 1999, 6.000%, 10/15/28
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
160	5.375%, 2/01/19	2/09 at 101.00	BBB	166,272
320	5.375%, 2/01/29	2/09 at 101.00	BBB	330,589
330	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds,	No Opt. Call	B2	329,023
	Series 2001B, 6.125%, 7/15/11
1,000	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds,	7/11 at 100.00	B2	1,005,630
	Series 2001C, 6.850%, 7/15/21
160	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AAA	176,955
	6/01/18
700	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education	No Opt. Call	Aa1	775,033
	Financing Program, Series 2004B, 5.000%, 9/01/13
1,325	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education	9/10 at 100.00	AA+	1,421,407
	Financing Program, Series 2000A, 5.000%, 9/01/17
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/08 at 101.00	AA	517,650
	University, Series 1998, 5.100%, 7/01/18 - RAAI Insured

	Healthcare - 12.8% (8.8% of Total Investments)
1,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	AA	1,076,230
	Hospital, Series 2002, 5.250%, 10/01/25 - RAAI Insured
1,500	Fredericksburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Refunding	6/07 at 102.00	AAA	1,581,885
	Bonds, MediCorp Health System Obligated Group, Series 1996, 5.250%, 6/15/16 - AMBAC Insured
500	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System,	6/12 at 100.00	A3	516,745
	Series 2002B, 5.125%, 6/15/33
500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System	11/12 at 100.00	A-	532,575
	Inc., Series 2002A, 5.600%, 11/15/30
575	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	603,365

	Hospital, Series 2002, 5.250%, 4/01/33
1,000	Norfolk Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon Secours Health	8/07 at 102.00	AAA	1,053,050
	System, Series 1997, 5.250%, 8/15/26 - MBIA Insured
800	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	A	873,024
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 - ACA Insured

	Housing/Multifamily - 4.3% (2.9% of Total Investments)
1,000	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue	11/11 at 102.00	AAA	1,038,750
	Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Alternative Minimum Tax)
	(Mandatory put 11/01/19)
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2000G, 5.625%, 10/01/20	10/10 at 100.00	AA+	1,049,410
	(Alternative Minimum Tax)

	Housing/Single Family - 2.1% (1.5% of Total Investments)
1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,039,380
	7/01/31 - MBIA Insured

	Industrials - 0.1% (0.1% of Total Investments)
50	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue	No Opt. Call	BBB	51,517
	Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09 (Alternative Minimum Tax)

	Long-Term Care - 4.0% (2.7% of Total Investments)
500	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R	527,555
	Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
350	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village,	12/15 at 100.00	N/R	351,183
	Series 2005, 5.625%, 12/01/39
650	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 101.00	N/R	702,995
	Mortgage Revenue Refunding Bonds, Williamburg Landing Inc., Series 2003A, 6.000%, 3/01/23
350	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds,	1/15 at 100.00	N/R	355,145
	Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27

	Materials - 1.7% (1.2% of Total Investments)
100	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	2/08 at 102.00	Ba3	100,343
	Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (a)
20	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	12/09 at 101.00	Ba3	20,879
	Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax) (a)
220	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	Ba3	223,872
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative
	Minimum Tax) (a)
500	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds,	No Opt. Call	B	493,660
	Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15

	Tax Obligation/General - 28.3% (19.4% of Total Investments)
330	Alexandria, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 6/15/13	No Opt. Call	AAA	367,472
300	Alexandria, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 12/15/11	No Opt. Call	AAA	330,669
500	Arlington County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 5/15/16	5/15 at 100.00	AAA	558,840
2,000	Chesterfield County, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	1/11 at 100.00	AAA	2,135,580
	1/15/21
500	Henrico County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 7/15/16	7/15 at 100.00	AAA	559,690
3,310	Leesburg, Virginia, General Obligation Public Improvement Bonds, Series 2000, 5.125%, 1/15/21 -	1/11 at 101.00	AAA	3,578,739
	FGIC Insured

660	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005A, 5.000%,	No Opt. Call	Aaa	738,091
	7/01/14
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%,	6/15 at 100.00	Aaa	553,850
	6/01/18
845	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	934,908
320	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	341,920
500	Portsmouth, Virginia, General Obligation Bonds, Series 2003, 5.000%, 7/01/12 - FSA Insured	No Opt. Call	AAA	551,760
500	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/20 - FSA Insured	7/15 at 100.00	AAA	548,340
2,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	6/11 at 101.00	AA+	2,628,870
	6/01/21

	Tax Obligation/Limited - 20.0% (13.8% of Total Investments)
271	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	291,320
	6.750%, 3/01/22
500	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%,	6/13 at 102.00	N/R	563,670
	6/01/33
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course
	Project, Series 2005A:
120	5.250%, 7/15/25 - ACA Insured	7/15 at 100.00	A	127,645
95	5.500%, 7/15/35 - ACA Insured	7/15 at 100.00	A	101,819
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,101,100
	Facilities, Series 2003B, 5.125%, 8/01/23 - AMBAC Insured
960	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%,	10/10 at 101.00	BBB	1,092,394
	10/01/19
500	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA	553,470
	5/01/16
500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	No Opt. Call	AA+	543,385
	Program, Series 2004A, 5.000%, 2/01/11
500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	2/12 at 100.00	AA+	535,925
	Program, Series 2002A, 5.000%, 2/01/22
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Northern Virginia Transportation	No Opt. Call	AA+	1,110,890
	District Program, Series 2004A, 5.000%, 5/15/14
350	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds,	3/13 at 102.00	N/R	389,050
	Series 2003, 6.375%, 3/01/30
750	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004B, 5.000%, 8/01/11	No Opt. Call	AA+	819,263
345	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2004C, 5.000%,	No Opt. Call	AA+	376,861
	8/01/11
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A, 5.000%,	8/11 at 101.00	AA+	2,174,420
	8/01/19

	Transportation - 22.6% (15.5% of Total Investments)
1,000	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International	7/15 at 100.00	AAA	1,091,210
	Airport, Series 2005A, 5.000%, 7/01/18 - FSA Insured
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding Bonds,	No Opt. Call	AAA	1,207,830
	Series 1998, 5.500%, 7/01/25 - MBIA Insured
3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AAA	3,288,150
	5.500%, 10/01/27 (Alternative Minimum Tax) - MBIA Insured
250	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B,	10/11 at 101.00	AAA	265,043
	5.000%, 10/01/21 - MBIA Insured

1,500	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC	7/11 at 100.00	AAA	1,574,205
	Insured
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road,
	Series 1998A:
200	5.250%, 8/15/07	No Opt. Call	BB-	205,128
200	5.500%, 8/15/28	8/08 at 102.00	BB-	208,872
500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002,	No Opt. Call	AAA	581,835
	5.250%, 7/15/22 - FGIC Insured
1,225	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2	1,316,140
1,250	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001B, 5.125%, 8/01/27	2/11 at 100.00	Aa2	1,297,663
	(Alternative Minimum Tax)

	U.S. Guaranteed *** - 23.7% (16.2% of Total Investments)
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 - FSA	7/11 at 102.00	AAA	1,107,040
	Insured
485	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	515,410
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)
1,540	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2001B, 5.250%,	1/11 at 101.00	Aaa	1,706,197
	1/01/20 (Pre-refunded to 1/01/11)
425	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital	6/12 at 101.00	BBB***	489,175
	Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded to 6/01/12)
1,000	Newport News, Virginia, General Obligation Bonds, Series 2000A, 5.625%, 5/01/16 (Pre-refunded to	5/10 at 102.00	AA***	1,123,030
	5/01/10)
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,500	5.500%, 10/01/32	10/10 at 101.00	AAA	1,655,175
1,500	5.500%, 10/01/40	10/10 at 101.00	AAA	1,651,485
1,300	Richmond, Virginia, General Obligation Refunding and Public Improvement Bonds, Series 1999A,	1/10 at 101.00	AAA	1,415,505
	5.125%, 1/15/24 (Pre-refunded to 1/15/10) - FSA Insured
1,680	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2000, 5.400%,	10/10 at 100.00	AAA	1,854,986
	10/01/20 (Pre-refunded to 10/01/10)

	Utilities - 3.4% (2.3% of Total Investments)
1,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	A3	1,133,020
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
500	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002, 5.000%, 1/15/27 - FSA	1/12 at 100.00	AAA	526,562
	Insured

	Water and Sewer - 4.4% (3.0% of Total Investments)
2,000	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999, 5.000%,	5/09 at 102.00	AA+	2,131,080
	5/01/22

$65,806	Total Long-Term Investments (cost $66,764,441) - 145.8%			71,131,346

	Other Assets Less Liabilities - 3.4%			1,659,668

	Preferred Shares, at Liquidation Value - (49.2)%			(24,000,000)

	Net Assets Applicable to Common Shares - 100%			$48,791,014

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

  (a)  The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
         regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $66,742,014.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$4,399,523
Depreciation	(10,191)

Net unrealized appreciation of investments	$4,389,332

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.